Earnings (Loss) Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	225,000	229,000	308,000
Options | Minimum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 2.90	$ 2.90	$ 2.9
Options | Maximum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 12.35	$ 12.35	$ 80.05
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	0	0	0